Commitments and Contingencies (Commitment for Gathering and Firm Transportation) (Details) - Gathering and Firm Transportation $ in Millions	Dec. 31, 2015 USD ($)
Other Commitments [Line Items]
Future payments under contracts	$ 4,797.2
Commitment for gathering and firm transportation, 2016	117.2
Commitment for gathering and firm transportation, 2017	151.4
Commitment for gathering and firm transportation, 2018	226.9
Commitment for gathering and firm transportation, 2019	222.5
Commitment for gathering and firm transportation, 2020	222.3
Commitment for gathering and firm transportation, Thereafter	$ 3,856.9